Provision for contingencies (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfMovementOfTheProvisionForContingenciesAbstract [Abstract]
Beginning balance	R$ 11,849	R$ 7,004
Accrual	6,409	8,227
Settlement	(1,127)	(4,822)
Acquisition of subsidiary	11,446
Interest	227	1,440
Ending balance	R$ 28,804	R$ 11,849